8. EQUITY (Details 2) (USD $)	Jun. 30, 2012
Warrants outstanding and exercisable	11,633,861
Minimum
Price	0.00
Maximum
Price	2.50
January 22 2010 to May 24 2010
Warrants outstanding and exercisable	4,737,113
Price	1.5
Expiration	38 months-July 31, 2013
31 December 2010
Warrants outstanding and exercisable	714,200
Price	1
Expiration	60 months-December 31, 2015
28 April 2011
Warrants outstanding and exercisable	10,000
Price	1.25
Expiration	56 months-December 31, 2015
30 June 2011
Warrants outstanding and exercisable	11,494
Price	1.25
Expiration	36 months-June 30, 2014
22 July 2011
Warrants outstanding and exercisable	248,496
Price	1.25
Expiration	24 months-July 22, 2013
01 September 2011
Warrants outstanding and exercisable	16,250
Price	2
Expiration	23 months-July 31, 2013
13 September 2011
Warrants outstanding and exercisable	20,000
Price	0
Expiration	24 months-September 13, 2013
20 September 2011
Warrants outstanding and exercisable	60,000
Price	2.5
Expiration	18 months-March 20, 2013
22 September 2011
Warrants outstanding and exercisable	20,000
Price	0
Expiration	24 months-September 22, 2013
10 October 2011
Warrants outstanding and exercisable	20,000
Price	0
Expiration	24 months-October 10, 2013
17 October 2011
Warrants outstanding and exercisable	30,000
Price	0
Expiration	24 months-October 17, 2013
7 November 2011
Warrants outstanding and exercisable	20,000
Price	0
Expiration	24 months-November 7, 2013
11 November 2011
Warrants outstanding and exercisable	13,000
Price	0
Expiration	24 months-November 11, 2013
30 November 2011
Warrants outstanding and exercisable	12,000
Price	0
Expiration	24 months-November 30, 2013
14 December 2011
Warrants outstanding and exercisable	10,000
Price	0
Expiration	24 months-December 14, 2013
10 January 2012
Warrants outstanding and exercisable	5,000
Price	0
Expiration	12 months-January 10, 2013
11 January 2012
Warrants outstanding and exercisable	5,000
Price	0
Expiration	12 months-January 11, 2013
9 February 2012
Warrants outstanding and exercisable	10,000
Price	0
Expiration	24 months-February 9, 2014
12 March 2012
Warrants outstanding and exercisable	25,000
Price	2
Expiration	24 months-March 12, 2014
22 March 2012
Warrants outstanding and exercisable	5,000
Price	0
Expiration	24 months-March 22, 2014
10 April 2012
Warrants outstanding and exercisable	5,000
Price	0
Expiration	24 months-April 10, 2014
17 April 2012
Warrants outstanding and exercisable	7,500
Price	0
Expiration	24 months-April 17, 2014
22 April 2012
Warrants outstanding and exercisable	5,000
Price	0
Expiration	24 months-April 22, 2014
10 May 2012
Warrants outstanding and exercisable	5,000
Price	0
Expiration	24 months-May 10, 2014
12 May 2012
Warrants outstanding and exercisable	7,500
Price	2
Expiration	12 months-May 11, 2013
17 May 2012
Warrants outstanding and exercisable	7,500
Price	0
Expiration	24 months-May 17, 2014
22 May 2012
Warrants outstanding and exercisable	5,000
Price	0
Expiration	24 months-May 22, 2014
10 June 2012
Warrants outstanding and exercisable	5,000
Price	0
Expiration	24 months-June 10, 2014
17 June 2012
Warrants outstanding and exercisable	7,500
Price	0
Expiration	24 months-June 17, 2014
21 June 2012
Warrants outstanding and exercisable	4,751,113
Price	1.5
Expiration	13 months-July 31, 2013
JuneTwentyOne2012OneMember
Warrants outstanding and exercisable	593,900
Price	1.5
Expiration	13 months-July 31, 2013
JuneTwentyOne2012TwoMember
Warrants outstanding and exercisable	236,295
Price	2
Expiration	13 months-July 31, 2013
22 June 2012
Warrants outstanding and exercisable	5,000
Price	0
Expiration	24 months-June 22, 2014